Acquisition (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
Clearpool
Goodwill and intangible assets	226
Other assets	42
Total assets	268
Liabilities	61
Purchase price	207
  The purchase price allocation for Clearpool is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.